Segment Reporting - Schedule of Reconciliation of Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Segment Reporting Information [Line Items]
Consolidated total assets	$ 142,020	$ 97,566	$ 32,234
Other assets1	185		179
Elimination of intersegment receivables Intersegment Receivables	(4,230)	$ (223)
Reportable Segment
Segment Reporting Information [Line Items]
Consolidated total assets	175,597		55,824
Intersegment Receivables
Segment Reporting Information [Line Items]
Elimination of intersegment receivables Intersegment Receivables	(14,430)		(4,437)
Intersegment Investment and Goodwill
Segment Reporting Information [Line Items]
Elimination of intersegment investment and goodwill Intersegment Investment and Goodwill	$ (19,332)		$ (19,332)